Acquisition Obligation (Details 2) (USD $)	1 Months Ended				12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	Mar. 24, 2011	Jul. 31, 2012 Upon the closing of the Asset Purchase Agreement	Jul. 31, 2012 September 30, 2011	Jul. 31, 2012 March 31, 2012	Jul. 31, 2012 September 24, 2012	Jul. 31, 2012 March 24, 2013	Jul. 31, 2012 December 31, 2013
Acquisition obligation
Scheduled payments under asset purchase agreement to Inovio				$ 3,000,000
Scheduled payments					250,000	100,000	150,000	500,000	1,000,000	1,000,000
Payments made to Inovio	$ 150,000	$ 100,000	$ 250,000